MD&A - Risk management and control - Market Risk (Detail 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
+1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ (43.9)	$ (37.3)
Additional tier 1 (AT1) capital instruments	8.0	5.5
Total including AT1 capital instruments	(35.9)	(31.7)
+1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(12.5)	(10.5)
+1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1.7)	(1.4)
+1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(0.2)	(0.3)
+1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(28.5)	(24.6)
+1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1.0)	(0.5)
Parallel up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(8,073.4)	(6,693.4)
Additional tier 1 (AT1) capital instruments	1,492.1	1,000.4
Total including AT1 capital instruments	(6,581.3)	(5,693.0)
Parallel up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,770.1)	(1,509.7)
Parallel up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(315.7)	(263.7)
Parallel up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(50.4)	(65.5)
Parallel up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,698.0)	(4,758.9)
Parallel up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(239.3)	(95.6)
Parallel down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	8,261.3	7,185.8
Additional tier 1 (AT1) capital instruments	(1,751.2)	(1,173.0)
Total including AT1 capital instruments	6,510.1	6,012.8
Parallel down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	1,971.6	1,643.9
Parallel down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	355.5	295.9
Parallel down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	46.5	76.2
Parallel down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	5,622.8	5,068.6
Parallel down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	264.8	101.1
Steepener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,285.2)	(2,037.3)
Additional tier 1 (AT1) capital instruments	336.0	168.0
Total including AT1 capital instruments	(1,949.2)	(1,869.3)
Steepener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(889.8)	(749.1)
Steepener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(20.6)	(10.4)
Steepener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(10.4)	(12.7)
Steepener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(1,371.3)	(1,255.4)
Steepener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	6.8	(9.7)
Flattener
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	524.8	581.0
Additional tier 1 (AT1) capital instruments	2.7	61.0
Total including AT1 capital instruments	527.5	642.1
Flattener | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	552.3	464.0
Flattener | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(31.4)	(33.3)
Flattener | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	1.7	(0.2)
Flattener | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	61.1	161.0
Flattener | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(58.9)	(10.5)
Short-term up
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,682.7)	(2,151.1)
Additional tier 1 (AT1) capital instruments	644.8	484.4
Total including AT1 capital instruments	(2,037.8)	(1,666.7)
Short-term up | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(169.8)	(149.4)
Short-term up | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(126.5)	(112.2)
Short-term up | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(14.6)	(22.8)
Short-term up | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(2,226.1)	(1,820.7)
Short-term up | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(145.6)	(46.1)
Short-term down
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,758.2	2,246.5
Additional tier 1 (AT1) capital instruments	(671.8)	(504.4)
Total including AT1 capital instruments	2,086.5	1,742.2
Short-term down | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	167.9	132.6
Short-term down | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	127.7	112.2
Short-term down | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	9.2	23.3
Short-term down | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	2,308.9	1,931.8
Short-term down | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ 144.6	$ 46.6